COMMON STOCK AND STOCK INCENTIVE PLANS (Tables)	12 Months Ended
Dec. 31, 2016
COMMON STOCK AND STOCK INCENTIVE PLANS
Summary of stock options activity

	Number of shares outstanding	Weighted average exercise price
	(in thousands)

Options Outstanding, December 31, 2013	576	$21.25

Options Granted	127	2.83
Options Exercised	—	—
Options Forfeited or Expired	(145)	62.79

Options Outstanding, December 31, 2014	558	$6.33

Options Granted	—	—
Options Exercised	(12)	3.48
Options Forfeited or Expired	(131)	7.30

Options Outstanding, December 31, 2015	415	$6.11

Options Granted	267	2.24
Options Exercised	—	—
Options Forfeited or Expired	(77)	18.79

Options Outstanding, December 31, 2016	605	$2.78

Summary of unvested restricted awards

	Shares	Weighted average grant date fair value
	(in thousands)
Total nonvested restricted stock at December 31, 2013	1,713	$3.08

Granted	808	$2.76
Vested	(603)	$3.15
Forfeited	(437)	$3.02

Total nonvested restricted stock at December 31, 2014	1,481	$2.90

Granted	422	$2.47
Vested	(427)	$3.07
Forfeited	(420)	$2.76

Total nonvested restricted stock at December 31, 2015	1,056	$2.72

Granted	1,124	$2.19
Vested	(624)	$2.77
Forfeited	(118)	$2.70

Total nonvested restricted stock at December 31, 2016	1,438	$2.28

Summary of significant ranges of outstanding and exercisable stock options

			Weighted
		Number	Average	Weighted	Number	Weighted
Range of		Outstanding	Remaining	Average	Exercisable	Average
Exercise Prices		as of 12/31/16	Contractual Term	Exercise Price	as of 12/31/16	Exercise Price
$2.24	$2.24	266,600	6.08	$2.24	0	$0.00
$2.70	$2.70	26,666	7.91	$2.70	13,334	$2.70
$2.87	$2.87	100,000	7.64	$2.87	50,000	$2.87
$2.97	$2.97	26,666	2.83	$2.97	26,666	$2.97
$3.21	$3.21	166,666	0.03	$3.21	166,666	$3.21
$4.17	$4.17	2,721	1.67	$4.17	2,721	$4.17
$6.51	$6.51	15,361	0.75	$6.51	15,361	$6.51

$2.24	$6.51	604,680	4.45	$2.78	274,748	$3.29

	Number of shares	Weighted average exercise price

Options exercisable at December 31, 2016	274,748	$3.29
Options vested and expected to vest at December 31, 2016	604,680	$2.78

Summary of the assumptions used in the estimating the fair values of stock-based payment awards excluding non-employee

	Years ended December 31,
Stock Options:	2016	2015	2014
Expected term in years	4.75	4.75	4.75
Weighted average risk-free interest rate	1.29%	1.5%	1.5%
Expected dividend rate	0%	0%	0%
Volatility	51.60%	72.7%	72.7%

Summary of the stock-based compensation expense recognized in the Company's Consolidated Statement of Operations

	Years ended December 31,
	2016	2015	2014
	(in thousands)
Cost of net sales	$1	$40	$60
Selling, general and administrative	2,193	1,392	2,185
Research and development	44	114	44

Total	$2,238	$1,546	$2,289